Financial Assets at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2022
Financial Assets at Fair Value Through Profit or Loss
Summary of financial assets at fair value through profit or loss

	December 31,	December 31,
	2021	2022

	(in thousands)
Money market fund	$2,345	-
Equity securities-unlisted company	13,668	15,350
	$16,013	15,350
Current	$2,345	-
Non-current	13,668	15,350
	$16,013	15,350